Commitments and Contingencies - Additional Information (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Product warranty liability	$ 500,000	$ 600,000
Successor [Member]
Loss Contingencies [Line Items]
Maximum exposure, undiscounted	2,200,000.0	1,600,000.0
Accrued in period	0	0
Rent expense, net	61,600,000	50,000,000
Predecessor [Member]
Loss Contingencies [Line Items]
Rent expense, net			$ 4,600,000	$ 43,600,000